Other non-current receivables	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Other non-current receivables

12 Other non-current receivables

Other non-current receivables consist of the following:

	31/12/23	31/12/22
Security deposits for lease and other contracts	6,396	5,776
Receivable from disposal of assets	—	118
Total	6,396	5,894

The security deposits for lease contracts, essentially consisting of leasing contracts, include the restricted cash for 892 which relates to the early retirement contract that the Company signed with certain employees in 2023 (see note 21).